Shareholder Report, Average Annual Return (Details) LMF6300_Western Asset Short-Term Bond Fund_Class C1_TSR Annual {Class C1}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	5.36%	1.48%	1.96%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.35%	1.97%	2.09%